Going Concern (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Going Concern [Abstract]
Net profit and losses	$ (5,650,379)	$ 3,182,565	$ 2,817,825
Unrestricted cash	$ 1,885,368